Consolidated Statements of Changes in Owners' Equity - USD ($) shares in Millions, $ in Millions	Total	Share capital	Contributed surplus	Retained earnings (deficit)	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2019		190
Beginning balance at Dec. 31, 2019	$ 245	$ 284	$ 0	$ (54)	$ 15
Net income	103			103
Other comprehensive income	74				74
Excess of fair value of consideration paid over the carrying value of business acquired	(16)			(16)
Ending balance (in shares) at Dec. 31, 2020		245
Ending balance at Dec. 31, 2020	1,111	$ 989	0	33	89
Net income	78			78
Other comprehensive income	(55)				(55)
Number of shares issued in public offering (in shares)		21
Subordinate Voting Shares issued in public offering	525	$ 525
Share issuance costs, net of taxes	(25)	(25)
Share-based compensation	21	$ 1	24	(4)
Ending balance (in shares) at Dec. 31, 2021		266
Ending balance at Dec. 31, 2021	1,655	$ 1,490	24	107	34
Net income	183			183
Other comprehensive income	(43)			3	(46)
Carrying value of business acquired less fair value of consideration paid	10		10
Share-based compensation (in shares)		1
Share-based compensation	33	$ 13	21	(1)
Ending balance (in shares) at Dec. 31, 2022		267
Ending balance at Dec. 31, 2022	$ 1,838	$ 1,503	$ 55	$ 292	$ (12)